Schedule of pension cost components Japan (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
JAPAN [Member]
Benefit obligations	€ 906	€ 742	€ 640	€ 538
Service cost	72	64	46
Normal cost	8	9	7
Actuarial (gain) loss	0	35	156
Benefits paid	0	(4)	0
Exchange rate impact	84	(2)	(116)
Unrecognized actuarial (gain) loss	314	299	280
Unrecognized prior service cost	0	0	0
Accrued pension cost	592	443	360
Amortization of (Gains) Losses	0	0	9
FRANCE [Member]
Benefit obligations	694	665	491	€ 517
Service cost	46	35	39
Normal cost	13	16	17
Actuarial (gain) loss	(30)	123	(75)
Benefits paid	0	0	(11)
Unrecognized actuarial (gain) loss	58	89	27
Accrued pension cost	€ 612	€ 550	€ 498